Document and Entity Information	Nov. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2024
Entity File Number	001-40999
Entity Registrant Name	Finward Bancorp
Entity Central Index Key	0000919864
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1927981
Entity Address, Address Line One	9204 Columbia Avenue
Entity Address, City or Town	Munster
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46321
City Area Code	219
Local Phone Number	836-4400
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	FNWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false